Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events

14. Subsequent Events

The Company has evaluated subsequent events since the balance sheet date through March 17, 2014, the date at which the consolidated financial statements were available to be issued, and determined that there are no other items to disclose.